SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SIGNIFICANT ACCOUNTING POLICIES
Schedule of property plant and equipment estimated useful lives and residual rate

	Estimated useful lives	Residual rate
Computers and equipment	2-10 years	0%-5%
Vehicle	4 years	5%

Schedule of amortization of finite-lived intangible assets estimated useful lives

Estimated useful lives
Software	1 - 10 years
License	3 - 10 years

Schedule of disaggregates the Group's revenue by type of contract

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Sales to Xiaomi	2,889,441	2,295,569	1,403,354
—Xiaomi-branded products	2,560,787	2,021,117	1,154,689
—Viomi-branded products	326,114	274,452	248,665
—Rendering of services	2,540	—	—
Sales to third-party customers	2,936,183	3,008,266	1,829,377
	5,825,624	5,303,835	3,232,731

Schedule of activity in allowance for credit losses related to accounts and notes receivable and other receivables from related parties

	Year ended December 31,
	2021	2022
	RMB	RMB
Balance at beginning of the year	9,316	34,857
Current year provision	29,343	61,336
Reversals	(3,802)	(8,339)
Balance at end of the year	34,857	87,854